Intangible Assets	12 Months Ended
Dec. 28, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]	Intangible Assets
A summary of our amortizable intangible assets is as follows:

		2024			2023			2022
	Average Useful Life (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Acquired franchise rights	56 – 60	$821	$(223)	$598	$840	$(214)	$626
Customer relationships	15 – 24	565	(279)	286	560	(265)	295
Brands	20 – 40	1,051	(977)	74	1,093	(989)	104
Other identifiable intangibles	10 – 24	420	(276)	144	449	(275)	174
Total		$2,857	$(1,755)	$1,102	$2,942	$(1,743)	$1,199
Amortization expense				$74			$75	$78
Amortization is recognized on a straight-line basis over an intangible asset’s estimated useful life. Amortization of intangible assets for each of the next five years, based on existing intangible assets as of December 28, 2024 and using average 2024 foreign exchange rates, is expected to be as follows:

	2025	2026	2027	2028	2029
Five-year projected amortization	$73	$64	$60	$59	$58
Depreciable and amortizable assets are evaluated for impairment upon a significant change in the operating or macroeconomic environment. In these circumstances, if an evaluation of the undiscounted cash flows indicates impairment, the asset is written down to its estimated fair value, which is based on discounted future cash flows. Useful lives are periodically evaluated to determine whether events or circumstances have occurred which indicate the need for revision.
Indefinite-Lived Intangible Assets
As discussed in Note 2, we perform our annual impairment assessment on indefinite-lived intangible assets during our third quarter. The annual impairment assessment on indefinite-lived intangible assets performed in the third quarter of 2024, based on best available market information and our internal forecasts and operating plans at the time, did not result in any material impairment charges.
As of December 28, 2024, the estimated fair value of the SodaStream reporting unit narrowly exceeded its carrying value. Given the low coverage, there could be further impairment to the carrying value of the SodaStream reporting unit goodwill if future sales and operating profit results are not in line with the forecasted future cash flows of the business and/or if macroeconomic conditions worsen and drive an increase in the weighted-average cost of capital used to estimate its fair value. We continue to monitor the performance of the SodaStream reporting unit, as well as all of our indefinite-lived intangible assets.
We did not recognize any impairment charges for goodwill in the year ended December 28, 2024.
In the fourth quarter of 2023, macroeconomic conditions, including higher interest rates, inflationary costs, and the ongoing conflict in the Middle East, and recent business performance indicated a deterioration of the significant inputs used to determine the fair value of our indefinite-lived intangible assets in various markets, primarily assumptions underlying the weighted-average cost of capital and the impact of economic uncertainty on current and future financial performance, and required us to perform a quantitative assessment on certain assets. The fair value of our indefinite-lived intangible assets was estimated using discounted cash flows under the income approach, which we consider to be a Level 3 measurement. We determined that the carrying value exceeded the fair value for certain of our intangible assets, which reflects the increase in the weighted-average cost of capital as well as our most current estimates of future sales and their contributions to operating profit and expected future cash flows (including perpetuity growth assumptions). As a result of the quantitative assessment, we recorded pre-tax impairment charges of $0.6 billion ($0.5 billion after-tax or $0.35 per share) for brands and $0.3 billion ($0.3 billion after-tax or $0.22 per share) for goodwill, both in impairment of intangible assets, primarily related to the SodaStream brand and reporting unit in our IB Franchise segment, in the year ended December 30, 2023. See Note 1 for further information.
In the first quarter of 2022, we discontinued or repositioned certain juice and dairy brands in Russia in our EMEA segment. As a result, we recognized pre-tax impairment charges of $241 million ($193 million after-tax or $0.14 per share) in impairment of intangible assets, primarily related to indefinite-lived intangible assets in the year ended December 31, 2022. See Note 1 for further information.
In the second quarter of 2022, macroeconomic factors, sanctions and other regulations as a result of the Russia-Ukraine conflict indicated a material deterioration of the significant inputs used to determine the fair value of our indefinite-lived intangible assets in Russia, primarily assumptions underlying the weighted-average cost of capital. These factors required us to perform a quantitative assessment, despite the absence of a material adverse impact on these assets’ financial performance (e.g., sales, operating profit, cash flows). The fair value of our indefinite-lived intangible assets in Russia was estimated using discounted cash flows under the income approach, which we consider to be a Level 3 measurement. We determined that the carrying value exceeded the fair value, with the decrease in the fair value primarily attributable to a significant increase in the weighted-average cost of capital, which reflected the macroeconomic uncertainty in Russia. As a result of the quantitative assessment, we recorded pre-tax impairment charges of $1.2 billion ($958 million after-tax or $0.69 per share) in impairment of intangible assets, related to our juice and dairy brands in Russia in our EMEA segment, in the year ended December 31, 2022. See Note 1 for further information.
In the fourth quarter of 2022, macroeconomic conditions including a high interest rate and inflationary cost environment, coupled with recent business performance, indicated a deterioration of the significant inputs used to determine the fair value of our indefinite-lived intangible assets in various markets, primarily assumptions underlying the weighted-average cost of capital and the impact of economic uncertainty on current and future financial performance, and required us to perform a quantitative assessment on certain assets. The fair value of our indefinite-lived intangible assets was estimated using discounted cash flows under the income approach, which we consider to be a Level 3 measurement. We determined that the carrying value exceeded the fair value, which reflected the increase in the weighted-average cost of capital as well as our most current estimates of future sales and their contributions to operating profit and expected future cash flows (including perpetuity growth assumptions). As a result of the quantitative assessment, we recognized pre-tax impairment charges of $1.6 billion ($1.3 billion after-tax or $0.94 per share) in impairment of intangible assets, primarily related to the SodaStream brand in our IB Franchise segment, in the year ended December 31, 2022. See Note 1 for further information.
We did not recognize any impairment charges for goodwill in the year ended December 31, 2022.
For further information on our policies for indefinite-lived intangible assets, see Note 2.
The components of indefinite-lived intangible assets are as follows:

	2024	2023
Goodwill	$17,534	$17,728
Other indefinite-lived intangible assets
Reacquired franchise rights	7,437	7,533
Acquired franchise rights	1,858	1,891
Brands (a)	4,404	4,306
Total indefinite-lived intangible assets	$31,233	$31,458
(a) Increase is related to the acquisition of remaining ownership in Sabra. See Note 13 for further information.
The change in the book value of goodwill is as follows:

	PFNA	PBNA	IB Franchise	EMEA (b)	LatAm Foods	Asia Pacific Foods	Total
Balance as of December 31, 2022	$640	$11,947	$2,336	$2,532	$373	$374	$18,202
Acquisitions	—	4	—	34	—	—	38
Impairment (a)	—	—	(290)	—	—	—	(290)
Translation and other	2	10	(60)	(184)	20	(10)	(222)
Balance as of December 30, 2023	642	11,961	1,986	2,382	393	364	17,728
Acquisitions (c)	159	—	—	—	—	3	162
Translation and other	(10)	(36)	(68)	(188)	(39)	(15)	(356)
Balance as of December 28, 2024	$791	$11,925	$1,918	$2,194	$354	$352	$17,534
(a)Related to SodaStream.
(b)Translation and other in 2023 primarily reflects the depreciation of the Russian ruble, partially offset by appreciation of the euro and British pound. Translation and other in 2024 primarily reflects the depreciation of the Russian ruble and euro.
(c)Primarily related to the acquisition of remaining ownership in Sabra. See Note 13 for further information.